United States
Securities and Exchange Commission
Washington, D.C. 20549

FORM 13F HR

Form 13F HR Cover Page

Report for the Quarter Ended: 03-31-13

Check here if Amendment []; Amendment Number: ______
	This Amendment (check only one): 	[  ] is a restatement
						[  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: 	 Eideard Group,llc
Address: 360 Route 101, Suite 13C
	 Bedford, NH 03110

Form 13FHR File Number: 28-12423

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: John Aubin
Title: Compliance Officer
Phone: 603-471-9909

Signature, Place and Date of Signing:


     John Aubin			   Bedford, NH 			 04-23-2013
____________________________	________________________          __________
	[Signature]		[City, State]		         [Date]

Report Type (Check only one):


[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by otherreporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Included Managers:

Provide a numbered list of the name (s) and Form 13F file number (s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.


List of Other Managers Reporting for this Manager:
No.	13FHR File Number	Name
1	28-11851	Aletheia Research and Management Inc
2	28-06126	Armstrong Shaw Associates
3	28-00158	Bank of America
4	28-06213	Eagle Global Advisors
5	28-04139	Eaton Vance Management
6	28-04145	Gannett Welsh & Kotler
7	28-02013	Harris Associates L.P.
8	28-04496	Kalmar Investments
9	28-06810	Keeley Asset Managment Corp
10	28-05358	Lateef Management Assoc
11	28-10469	Lazard Asset Management LLC
12	28-05723	Metropolitan West Capital Management LLC
13	28-05734	Sands Capital Management, LLC
14	28-10472	Silvercrest Asset Management Group LLC
15	28-10613	Snow Capital
16	28-11338	SSgA Funds Management
17	28-04303	Standish Mellon Asset Management
18	28-10220	Westfield Capital Management Company, LLC
19 	28-03432	Morgan Stanley- Smith Barney
20	28-12592	Bank of New York Mellon
21	28-03459	Smith Asset Management
22	28-12829	OFI
23	28-10396	UBS Financial
24	28-02813	Rockefeller Financial


FORM 13F HR SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 24

Form13FHR Informaiton Table Entry Total: 33

Form13FHR Information Table Value Total: 18,347 (thousands)



						FORM 13F INFORMATION TABLE

						 VALUE 		SHARES  SH/  	INVSTMT VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS		CUSIP	 (X$1000)		PRN	 DSCRETN 	NONE
-------------- --------------		------	   -------	------	--- 	------	   	-----
ISHARES TR 	RUSSELL 1000 VALUE	464287598  4350		59966	SH	DSCRETN
ISHARES TR	RUSSELL 1000 GROWTH	464287614  3279		45950	SH	DSCRETN
ISHARES TR 	RUSSELL 2000 INDEX	464287655  1988		21050	SH	DSCRETN
ISHARES TR	RUSSELL MIDCAP INDEX	464287499  1415		11115	SH	DSCRETN
ISHARES TR	EAFE INDEX		464287465  119		2012	SH	DSCRETN
ISHARES TR	COHEN & STEERS REALTY	464287564  2		25	SH	DSCRETN
ISHARES TR	RUSSELL 1000 INDEX	464287622  700		8030	SH	DSCRETN
ISHARES TR	MSCI Brazil		464286400  20		368	SH	DSCRETN
ISHARES TR	MSCI CDA Index		464286509  120		4210	SH	DSCRETN
ISHARES TR	MSCI German		464286806  69		2800	SH	DSCRETN
ISHARES TR	MSCI Pac ex-Japan Index	464286665  133		2675	SH	DSCRETN
ISHARES TR	MSCI Emerg Mkt		464287234  300		7025	SH	DSCRETN
ISHARES TR	SPDR Index F Asia Pac. 	78463x301  122		1600	SH	DSCRETN
VANGUA		MIDCAP INDEX		922908629  575		6193	SH	DSCRETN
VANGUA		SMALL CAP INDEX		922908751  580		6361	SH	DSCRETN
VANGUA		TOTAL STOCK MKT ETF	922908769  1339		16534	SH	DSCRETN
VANGUA		ALL WORLD EX US SM C	922042718  70		745	SH	DSCRETN
VANGUA		DIVIDEND APPRECIATION	921908844  1297		19742	SH	DSCRETN
VANGUA		Int'l Eq ALL WRLD EX US	922042775  312		6726	SH	DSCRETN
VANGUA		WORLD FUNDS ENERGY	92204A306  153		1350	SH	DSCRETN
VANGUA		SPDR SER1 		78462F103  83		530	SH	DSCRETN
VANGUA		Barclays Tip		464287176  432		3560	SH	DSCRETN
		Global  X Nor ETF	37950E747  10		660	SH	DSCRETN
ISHARES TR	iShares EAFE Min Volat	46429B689  427		7142	SH	DSCRETN
ISHARES TR	iShares Emer Mkt Min Vo	464286533  235		3865	SH	DSCRETN
ISHARES TR	iShares MSCI Australia	464286103  40		1475	SH	DSCRETN
ISHARES TR	iShares MSCI BRIC	464286657  86		2210	SH	DSCRETN
ISHARES TR	iShares MSCI S. Africia	464286780  9		143	SH	DSCRETN
ISHARES TR	Ishares Indone Inv Mkt	46429b309  11		328	SH	DSCRETN
ISHARES TR	Ishares MSCI Peru Cap	464289842  10		223	SH	DSCRETN
ISHARES TR	iShares MSCI Russ Index	46429b705  4		190	SH	DSCRETN
		Powershares Div Ach.	73935x732  28		1560	SH	DSCRETN
		PowerShares Dyna Buybac	73935x286  29		865	SH	DSCRETN